Investment property - Summary of future minimum fixed rental income (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 1,129,645	S/ 1,054,231
Within 1 year
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	62,880	38,264
After 1 year but not more than 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	231,768	175,967
Over 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 834,997	S/ 840,000